COMMISSIONS AND FEES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commissions and Fees [Abstract]
Total	S/ 3,804,459	S/ 3,642,857	S/ 3,493,734
At Point in Time [member]
Commissions and Fees [Abstract]
Maintenance of accounts, transfers and credit and debit card services	1,465,318	1,595,547	1,442,966
Commissions for banking services	443,040	367,946	301,592
Collection services	119,563	119,636	107,442
Commissions for consulting and technical studies	61,390	66,291	62,384
Commissions for salary advance and payment of services	59,903	66,330	52,557
Commissions for brokerages, stockbrokers and stock markets.	43,861	44,225	40,769
Commissions for intermediation in virtual platforms	41,376	35,324	29,983
Operational commissions	41,082	36,213	76,626
Commissions for placements	32,253	27,686	18,451
Penalty commissions	1,635	3,104	21,420
Others	97,450	127,051	81,947
Total	2,406,871	2,489,353	2,236,137
Over Time [member]
Commissions and Fees [Abstract]
Funds and equity management	700,663	628,739	717,227
Contingent loans and foreign trade fees	651,392	450,874	459,165
Commissions for custody of securities	45,533	73,891	81,205
Total	S/ 1,397,588	S/ 1,153,504	S/ 1,257,597